UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Aerospace and defense (3.7%)
BAE Systems PLC (United Kingdom)	1,780,415	$10,023,994
Bombardier, Inc. (Canada)	699,000	3,295,566
L-3 Communications Holdings, Inc.	243,600	20,301,624
		33,621,184

Agriculture (2.6%)
Archer Daniels Midland Co. (S)	691,500	20,724,255
Wilmar International, Ltd. (Singapore)	526,000	2,466,093
		23,190,348

Airlines (1.8%)
Qantas Airways, Ltd. (Australia)	1,769,474	4,449,406
Singapore Airlines, Ltd. (Singapore)	1,174,000	11,542,886
		15,992,292

Automotive (2.5%)
Magna International, Inc. Class A (Canada)	281,000	15,461,572
Nissan Motor Co., Ltd. (Japan) (NON)	545,200	4,445,189
Oshkosh Corp.	67,800	2,445,546
		22,352,307

Banking (6.5%)
Bank of China Ltd. (China)	14,096,000	6,808,692
DBS Group Holdings, Ltd. (Singapore)	706,000	7,172,510
National Bank of Greece SA (Greece) (NON)	291,760	6,322,407
State Street Corp.	384,300	16,478,784
Sumitomo Mitsui Financial Group, Inc. 144A (Japan)	76,800	2,497,042
Wells Fargo & Co.	672,600	19,122,018
		58,401,453

Basic materials (1.4%)
Antofagasta PLC (United Kingdom)	522,135	7,303,645
Sumitomo Metal Mining Co., Ltd. (Japan)	385,000	5,382,408
		12,686,053

Biotechnology (1.1%)
Amgen, Inc. (NON)	137,597	8,046,673
Sinovac Biotech, Ltd. (China) (NON)	297,000	1,782,000
		9,828,673

Broadcasting (1.5%)
Liberty Media-Starz Ser. A (NON)	79,600	3,733,240
Mediaset SpA (Italy)	1,300,290	9,846,239
		13,579,479

Cable television (2.1%)
Comcast Corp. Class A	253,700	4,016,071
DISH Network Corp. Class A	180,600	3,297,756
Time Warner Cable, Inc. (S)	265,600	11,577,504
		18,891,331

Chemicals (2.8%)
Ashland, Inc.	465,200	18,798,732
Cabot Corp.	259,200	6,682,176
		25,480,908

Commercial and consumer services (0.3%)
AerCap Holdings NV (Netherlands) (NON)	233,516	2,043,265
Genesis Lease, Ltd. ADR (Ireland)	57,280	501,200
		2,544,465

Computers (2.2%)
Western Digital Corp. (NON)	517,200	19,648,428
		19,648,428

Conglomerates (2.2%)
Mitsubishi Corp. (Japan)	299,700	7,260,927
Mitsui & Co., Ltd. (Japan)	191,300	2,822,772
Noble Group, Ltd. (Hong Kong)	3,271,000	6,702,106
Vivendi SA (France)	130,998	3,391,289
		20,177,094

Construction (0.3%)
Buzzi Unicem SpA (Italy)	157,500	2,330,546

		2,330,546

Consumer goods (1.2%)
Colgate-Palmolive Co.	138,800	11,108,164
		11,108,164

Electric utilities (1.2%)
E.ON AG (Germany)	45,548	1,672,372
RWE AG (Germany)	104,806	9,288,256
		10,960,628

Electrical equipment (0.4%)
Prysmian SpA (Italy)	182,599	3,325,211
		3,325,211

Electronics (8.8%)
AU Optronics Corp. (Taiwan)	18,207,000	20,435,207
Compal Electronics, Inc. (Taiwan)	1,997,000	2,788,460
Coretronic Corporation (Taiwan)	3,930,000	5,598,291
Garmin, Ltd. (S)	195,800	6,326,298
Intel Corp.	670,600	13,009,640
Media Tek, Inc. (Taiwan)	427,000	6,951,567
Quanta Computer, Inc. (Taiwan)	2,761,000	5,523,556
Texas Instruments, Inc.	830,400	18,684,000
		79,317,019

Energy (oil field) (0.5%)
Noble Corp. (Switzerland)	118,900	4,794,048
		4,794,048

Engineering and construction (0.4%)
Aveng, Ltd. (South Africa)	822,109	3,829,995
		3,829,995

Financials (1.3%)
Discover Financial Services	609,500	8,337,960
ORIX Corp. (Japan)	47,990	3,615,066
		11,953,026

Forest products and packaging (1.7%)
Domtar Corp. (Canada) (NON)	141,000	6,848,370
International Paper Co.	361,800	8,288,838
		15,137,208

Gaming and lottery (1.0%)
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	396,912	8,691,101
		8,691,101

Health-care services (1.3%)
UnitedHealth Group, Inc.	355,100	11,718,300
		11,718,300

Homebuilding (0.3%)
Daito Trust Construction Co., Ltd. (Japan)	55,700	2,659,433
		2,659,433

Insurance (5.1%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	83,600	3,741,936
Aspen Insurance Holdings, Ltd. (Bermuda)	127,900	3,405,977
AXA SA (France)	555,519	11,491,873
PartnerRe, Ltd.	70,900	5,288,431
Zurich Financial Services AG (Switzerland)	102,738	21,774,129
		45,702,346

Investment banking/Brokerage (3.3%)
Bond Street Holdings, LLC Class A (F)(NON)	138,315	2,766,300
Gartmore Group, Ltd. 144A (United Kingdom) (NON)	1,057,297	3,601,016
Goldman Sachs Group, Inc. (The)	158,100	23,512,632
		29,879,948

Machinery (0.5%)
Timken Co.	219,200	4,912,272
		4,912,272

Metals (3.0%)
ArcelorMittal South Africa, Ltd. (South Africa)	165,505	2,283,415
BHP Billiton, Ltd. (Australia)	110,630	3,859,301
Boliden AB (Sweden)	513,150	6,847,713
Eurasian Natural Resources Corp. (United Kingdom)	260,472	3,727,747
Quadra Mining, Ltd. (Canada) (NON)	341,200	4,567,420
Tokyo Steel Manufacturing Co., Ltd. (Japan)	100,300	1,000,000
voestalpine AG (Austria)	127,856	4,440,866
		26,726,462

Natural gas utilities (0.2%)
UGI Corp.	91,300	2,237,763

		2,237,763

Office equipment and supplies (0.8%)
Canon, Inc. (Japan)	182,400	7,142,838
		7,142,838

Oil and gas (10.2%)
BP PLC (United Kingdom)	606,592	5,678,777
Cairn Energy PLC (United Kingdom) (NON)	608,460	3,137,054
Marathon Oil Corp.	277,000	8,257,370
Oil States International, Inc. (NON) (S)	248,100	9,140,004
OMV AG (Austria)	327,767	12,908,820
Petroleo Brasileiro SA ADR (Brazil)	65,500	2,657,335
Royal Dutch Shell PLC Class A (United Kingdom)	1,039,820	29,115,342
StatoilHydro ASA (Norway)	966,450	21,639,775
		92,534,477

Pharmaceuticals (9.5%)
Astellas Pharma, Inc. (Japan)	100,600	3,722,211
AstraZeneca PLC (United Kingdom)	191,744	8,917,403
Eli Lilly & Co.	448,100	15,773,120
Forest Laboratories, Inc. (NON)	81,900	2,427,516
Johnson & Johnson	184,400	11,591,384
Pfizer, Inc.	1,523,063	28,420,356
Roche Holding AG (Switzerland)	86,659	14,556,792
		85,408,782

Publishing (3.1%)
R. R. Donnelley & Sons Co.	1,036,400	20,541,448
Yellow Pages Income Fund (Unit) (Canada) (S)	1,480,700	7,271,913
		27,813,361

Real estate (1.3%)
Hospitality Properties Trust (R)	230,100	5,089,812
HRPT Properties Trust (R)	710,643	4,739,989
Japan Retail Fund Investment Corp. (Japan) (R)	461	2,144,899
		11,974,700

Regional Bells (0.5%)
Verizon Communications, Inc.	141,500	4,162,930
		4,162,930

Retail (0.8%)
Barnes & Noble, Inc. (S)	153,800	2,688,424
Marks & Spencer Group PLC (United Kingdom)	769,320	4,278,741
		6,967,165

Semiconductor (0.5%)
Macronix International (Taiwan)	8,209,159	4,587,630
		4,587,630

Shipping (0.7%)
D/S Norden (Denmark)	148,186	6,424,007
		6,424,007

Software (0.5%)
Longtop Financial Technologies Ltd. ADR (China) (NON)
(S)	68,000	2,356,880
Oracle Corp.	106,500	2,455,890
		4,812,770

Technology services (2.8%)
Computer Sciences Corp. (NON)	88,000	4,514,400
Ingram Micro, Inc. Class A (NON)	1,258,100	21,261,890
		25,776,290

Telecommunications (0.3%)
Telecity Group PLC (United Kingdom) (NON)	452,310	2,828,546
		2,828,546

Telephone (3.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	375,400	15,844,400
Qwest Communications International, Inc.	3,676,800	15,479,328
		31,323,728

Tobacco (3.1%)
Altria Group, Inc.	421,500	8,370,990
Philip Morris International, Inc.	423,900	19,291,689
		27,662,679

Utilities (other) (0.1%)
China Longyuan Power Group Corp. 144A (China) (NON)	579,000	715,957

		715,957

Total common stocks (cost $920,602,060)		$891,813,345

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Notes 3.375%, June 30, 2013 (i)	$30,000	$31,873

Total U.S. treasury obligations (cost $31,873)		$31,873

SHORT-TERM INVESTMENTS (4.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	12,625,967	$12,625,967
Short-term investments held as collateral for loaned
securities with yields ranging from 0.08% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	$26,636,363	26,634,461
SSgA Prime Money Market Fund (i)	49,000	49,000
U.S. Treasury Bills for an effective yield of zero %,
May 13, 2010 (i)	100,000	99,980
U.S. Treasury Bills for effective yields ranging from
0.36% to 0.39%, November 18, 2010 (SEGSF)	482,000	480,459
U.S. Treasury Bills for effective yields ranging from
0.37% to 0.44%, April 1, 2010 (SEGSF)	1,155,000	1,154,112
U.S. Treasury Bills for effective yields ranging from
0.38% to 0.40%, February 11, 2010 (SEGSF)	310,000	309,966

Total short-term investments (cost $41,354,131)		$41,353,945

TOTAL INVESTMENTS

Total investments (cost $961,988,064) (b)		$933,199,163

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/10 (aggregate face value $181,769,250) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$32,743,634	$33,703,280	2/22/10	$(959,646)
British Pound	16,309,662	16,438,034	2/22/10	(128,372)
Canadian Dollar	14,784,850	15,199,727	2/22/10	(414,877)
Euro	57,666,601	59,811,864	2/22/10	(2,145,263)
Hong Kong Dollar	5,161,859	5,167,961	2/22/10	(6,102)
Japanese Yen	36,147,617	35,663,158	2/22/10	484,459
Norwegian Krone	2,227,883	2,312,155	2/22/10	(84,272)
Swedish Krona	7,972,444	8,306,289	2/22/10	(333,845)
Swiss Franc	5,027,160	5,166,782	2/22/10	(139,622)

Total				$(3,727,540)

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/10 (aggregate face value $82,892,104) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,160,826	$6,341,759	2/22/10	$180,933
British Pound	5,656,278	5,698,256	2/22/10	41,978
Canadian Dollar	2,260,107	2,322,726	2/22/10	62,619
Danish Krone	3,262,031	3,394,930	2/22/10	132,899
Euro	1,663,858	1,730,371	2/22/10	66,513
Hong Kong Dollar	3,006,029	3,004,281	2/22/10	(1,748)
Japanese Yen	155,884	153,456	2/22/10	(2,428)
Norwegian Krone	22,039,449	22,869,137	2/22/10	829,688
Singapore Dollar	23,657,780	23,826,199	2/22/10	168,419
Swedish Krona	3,506,906	3,653,578	2/22/10	146,672
Swiss Franc	9,632,962	9,897,411	2/22/10	264,449

Total				$1,889,994

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $902,367,484.

(b) The aggregate identified cost on a tax basis is $961,188,848, resulting in gross unrealized appreciation and depreciation of $67,851,501 and $96,841,186, respectively, or net unrealized depreciation of $28,989,685.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at January 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $25,419,336. The fund received cash collateral of $26,634,461 which is pooled with collateral of other Putnam funds into 38 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,480 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $110,687,998 and $98,551,281, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs. On January 31, 2010, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

At January 31, 2010, liquid assets totaling $5,370,280 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at January 31, 2010 (as a percentage of Portfolio Value):

United States	51.8%
United Kingdom	8.7
Japan	6.5
Taiwan	5.1
Switzerland	4.5
Canada	4.1
Norway	2.4
Singapore	2.3
Austria	1.9

Italy	1.7
Greece	1.7
France	1.6
China	1.3
Germany	1.2
Australia	0.9
Bermuda	0.8
Sweden	0.8
Hong Kong	0.7
Denmark	0.7
South Africa	0.7
Other	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2010, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $179,982 at January 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the fund had a net liability position of $2,490,855 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $299,802.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $2,194,515 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable.

The receivable will be offset against the fund's net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$78,617,593	$26,933,932	$--

	Capital goods	35,652,300	17,179,200	--

	Communication services	54,377,989	2,828,546	--

	Conglomerates	16,785,805	3,391,289	--

	Consumer cyclicals	61,791,230	22,816,081	--

	Consumer staples	38,770,843	--	--

	Energy	24,848,757	72,479,768	--

	Financials	111,955,748	43,189,425	2,766,300

	Health care	83,481,560	23,474,195	--

	Technology	134,142,137	--	--

	Transportation	15,992,292	6,424,007	--

	Utilities and power	2,953,720	10,960,628	--

Total common stocks		659,369,974	229,677,071	2,766,300

U.S. treasury obligations		--	31,873	--

Short-term investments		12,674,967	28,678,978	--

Totals by level		$672,044,941	$258,387,922	$2,766,300

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(1,837,546)	$(532,787)

Other financial instruments include forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:					Change in net		Net
		Balance as of			unrealized	Net	transfers in	Balance as of
		October	Accrued	Realized	appreciation/	purchases/	and/or out	January
		31, 2009	discounts/premiums	gain/(loss)	(depreciation)	sales	of Level 3	31, 2010

Common stocks:

	Financials	$--	$--	$--	$--	$2,766,300	$--	$2,766,300

Total common stocks		$--	--	--	--	2,766,300	--	$2,766,300

Totals:		$--	$--	$--	$--	$2,766,300	$--	$2,766,300

					Change in net		Net
		Balance as of			unrealized	Net	transfers in	Balance as of
		October 31,	Accrued	Realized	appreciation/	purchases/	and/or out	January 31,
		2009 ††	discounts/premiums	gain/(loss)	(depreciation) †	sales	of Level 3	2010 ††

Other financial instruments:		$(504,440)	$--	$--	$(28,347)	$--	$--	$(532,787)

† Includes $(28,347) related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,378,630	$4,216,176

Total	$2,378,630	$4,216,176

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010